August 31, 2004


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

Re:           AXP Sector Series, Inc.
                  AXP Dividend Opportunity Fund (formerly AXP Utilities Fund) AXP Real Estate Fund
              Post-Effective Amendment No. 33
              File No. 33-20872/811-5522

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 33 (Amendment). This Amendment was filed electronically on August 26, 2004.

If you have any questions or concerns regarding this filing, please contact Boba Selimovic at (612) 671-7449 or me at (612) 671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation